Income Taxes (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 07, 2022	Aug. 02, 2022	Sep. 30, 2022	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward				$ 11,000,000
Expires year	3 years	3 years	5 years	2040 years
Valuation allowance				$ 1,000,000
Corporate rate, description				On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) significantly revised U.S. corporate income tax law by, among other things, reducing the corporate rate from 34% to 21%.